Secured or Guaranteed Bank Borrowings (Parenthetical) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Short-term bank borrowings 1 CNY	Dec. 31, 2013 Short-term bank borrowings 1 CNY	Dec. 31, 2014 Long-term bank and other borrowings, (including current portion) 1 HKD	Dec. 31, 2013 Long-term bank and other borrowings, (including current portion) 2 CNY	Dec. 31, 2013 Long-term bank and other borrowings, (including current portion) 3 CNY	Dec. 31, 2014 Secured by the Pledged Dividend Right and the Rights to Sell or Transfer the 90% Equity Interest of Asia Cloud Investment	Dec. 31, 2013 Secured by the Pledged Dividend Right and the Rights to Sell or Transfer the 90% Equity Interest of Asia Cloud Investment	Dec. 31, 2014 Long-term bank and other borrowings, (including current portion) 4 CNY	Dec. 31, 2014 Computer and network equipment USD ($)	Dec. 31, 2014 Computer and network equipment CNY	Dec. 31, 2013 Computer and network equipment CNY	Dec. 31, 2013 Computer and network equipment Short-term bank borrowings 2 CNY	Dec. 31, 2013 Computer and network equipment Long-term bank and other borrowings, (including current portion) 1 CNY	Dec. 31, 2014 Computer and network equipment Long-term bank and other borrowings, (including current portion) 3 CNY	Dec. 31, 2014 Property USD ($)	Dec. 31, 2014 Property CNY	Dec. 31, 2013 Property CNY	Dec. 31, 2014 Property Long-term bank and other borrowings, (including current portion) 2 CNY	Dec. 31, 2014 Buildings Short-term bank borrowings 2 CNY
Debt Instrument [Line Items]
Restricted cash			1,885	2,099	1,500	100,000	190,000			100,000
Assets pledged as collateral	$ 2,304	14,298									$ 6,788	42,115	94,129	46,631	47,498	42,115	$ 3,694	22,921	0	8,623	14,298
Equity interest of Asia Cloud Investment, pledged as collateral								90.00%	90.00%